Related Parties Balances and Transactions - Schedule of Purchases From Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Anhui Zhongke [Member]
Related Party Transaction [Line Items]
Purchases from related party	$ 676,889	$ 210,251	$ 805,679